Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Other non-current assets
As at December 31
2018	2017
$ millions	$ millions

Lease rights	102	106
Non-current inventories	99	106
Surplus in defined benefit plan	73	89
Long-term loan	59	-
Derivatives	15	64
Other	9	8
	357	373